CAPITAL STOCK (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jul. 18, 2022	Jul. 06, 2022	Jun. 24, 2021	Jun. 16, 2020	Sep. 30, 2020	Jun. 30, 2021	Jul. 28, 2023	Mar. 31, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Shares received									363,718
Cash fund, description									The Sales Agreement permits the Company to sell in an ATM program up to $50,000,000 of ordinary shares from time to time, the amount of which is included in the $200,000,000 of securities that may be offered, issued and sold by the Company under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended. Upon termination of the Sales Agreement, any portion of the $50,000,000 included in the Sales Agreement prospectus that is not sold pursuant to the Sales Agreement will be available for sale in other offerings pursuant to the base prospectus. See Note 23(a), “Events After the Balance Sheet Date – Sale of Ordinary Shares,” for a further discussion.
Number of stock sold			1,150,000			90,888
Gross proceeds from stock sold			$ 26,500			$ 2,600
Net proceeds from stock sold						$ 2,500
Offering Cost			1,800
Management, underwriting and selling expenses			$ 1,600
Number of shares sold							186,604		2,425,999
Number of shares exchanged	1,070,000
Minority interest, percentage	21.68%
Number of ordinary share issued		94,508							94,508
Net proceeds from sale							$ 600
Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Payment for settlement					$ 1,770
Warrants exercised					397,604
Exercise Price					$ 6.64
Contractual value of warrants exercised description					The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020 (the settlement date) of $9.80 per share and the contract price of $6.64 per share.
Accredited Investors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares				698,145
Shares price				10.00
Shares issued in a private placement, net of issue costs				$ 6,980
Directors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares				215,000
Shares issued in a private placement, net of issue costs				$ 2,150
A T M [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold								166,145
Net proceeds from sale								$ 900
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold								480,000
Net proceeds from sale								$ 2,000